Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Ambev [Member]
Summary of Weighted Average Fair Value of Options and Assumptions

The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2017 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated[21]	2017	2016	2015

Fair value of options granted	1.97	1.90	2.01
Share price	5.99	5.27	4.72
Exercise price	5.99	5.27	4.72
Expected volatility	27%	27%	27%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	10.10%	12.40%	15.90%

Summary of Number of Options Outstanding

The total number of outstanding Ambev options developed as follows:

Million options	2017	2016	2015

Options outstanding at 1 January	131.3	121.7	126.1
Options issued during the year	20.4	24.8	16.6
Options exercised during the year	(13.5)	(11.6)	(20.0)
Options forfeited during the year	(2.9)	(3.7)	(1.0)

Options outstanding at the end of December	135.2	131.3	121.7

Summary of Weighted Average Exercise Price of Options

The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar[1]	2017	2016	2015

Options outstanding at 1 January	4.19	3.17	3.79
Granted during the year	5.99	5.27	4.72
Exercised during the year	1.76	0.77	1.29
Forfeited during the year	5.41	3.94	5.21
Outstanding at the end of December	4.92	4.26	3.17
Exercisable at the end of December	1.14	1.12	0.84

Ambev [Member] | Restricted Stock Units [Member]
Summary of Number of Outstanding Restricted stock Units

The total number of outstanding Ambev restricted stock units developed as follows:

Million restricted stock units	2017	2016	2015

Restricted stock units outstanding at 1 January	19.3	19.1	17.5
Restricted stock units issued during the year	0.8	7.3	2.7
Restricted stock units exercised during the year	(2.9)	(6.1)	(0.8)
Restricted stock units forfeited during the year	(0.9)	(1.0)	(0.3)

Restricted stock units outstanding at the end of December	16.3	19.3	19.1

AB inBev [member]
Summary of Weighted Average Fair Value of Options and Assumptions

The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2017 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated[20]	2017	2016	2015

Fair value of options granted	19.94	17.40	21.78
Share price	117.77	103.77	125.29
Exercise price	117.77	103.77	125.29
Expected volatility	23%	24%	24%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.72%	0.54%	0.82%

Summary of Number of Options Outstanding

The total number of outstanding AB InBev options developed as follows:

Million options	2017	2016	2015

Options outstanding at 1 January	64.9	47.6	45.6
Options issued during the year	35.0	20.4	9.7
Options exercised during the year	(3.0)	(2.2)	(6.6)
Options forfeited during the year	(3.9)	(0.9)	(1.1)

Options outstanding at the end of December	93.0	64.9	47.6

Summary of Weighted Average Exercise Price of Options

The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar[1]	2017	2016	2015

Options outstanding at 1 January	76.25	64.50	51.35
Granted during the year	117.24	104.71	126.67
Exercised during the year	38.94	32.45	32.47
Forfeited during the year	108.26	88.68	54.88
Outstanding at the end of December	98.32	76.25	64.50
Exercisable at the end of December	59.66	40.62	37.15

AB inBev [member] | Restricted Stock Units [Member]
Summary of Number of Outstanding Restricted stock Units
Million restricted stock units	2017	2016	2015

Restricted stock units outstanding at 1 January	5.8	5.6	5.8
Restricted stock units issued during the year	0.7	1.4	1.0
Restricted stock units exercised during the year	(0.7)	(1.1)	(1.0)
Restricted stock units forfeited during the year	(0.4)	(0.1)	(0.2)

Restricted stock units outstanding at the end of December	5.4	5.8	5.6